Leases - Summary of information about leases in income statement (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of quantitative information about leases for lessee [abstract]
Interest on lease liabilities	£ (45)
Expenses relating to short-term leases	(2)
Depreciation of right-of-use assets	£ (64)